Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepaid taxes		¥ 50,400	¥ 46,725
Advances to employees		26,213	14,881
Rental and advertising deposits		12,835	10,928
Interest receivable		7,488	1,578
Prepaid rental and advertising expenses		7,375	4,135
Receivables related to employees' exercise of share-based compensation		2,829	70,659
Others		10,229	8,385
Total	$ 17,660	¥ 117,369	¥ 157,291